Total
ETF | Vanguard Long-Term Treasury Index Fund
Vanguard Long-Term Treasury ETF
Investment Objective
The Fund seeks to track the performance of a market-weighted Treasury index with a long-term dollar-weighted average maturity.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	ETF Vanguard Long-Term Treasury Index Fund ETF Shares USD ($) [1]
Transaction Fee on Purchases and Sales	none
Transaction Fee on Reinvested Dividends	none
Transaction Fee on Conversion to ETF Shares	none
[1]	None through Vanguard (Broker fees vary)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ETF Vanguard Long-Term Treasury Index Fund ETF Shares
Management Fees	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.05%

Example
The following example is intended to help you compare the cost of investing in the Fund's ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
ETF | Vanguard Long-Term Treasury Index Fund | ETF Shares | USD ($)	5	16	28	64

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. Long Treasury Bond Index. This Index includes fixed income securities issued by the U.S. Treasury (not including inflation- protected bonds), with maturities greater than 10 years.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and under normal circumstances, at least 80% of the Fund's assets will be invested in bonds included in the Index. The Fund maintains a dollar- weighted average maturity consistent with that of the Index. As of August 31, 2019, the dollar-weighted average maturity of the Index was 25.1 years.
Principal Risks
An investment in the Fund could lose money over short or long periods of time. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance:

• Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are more sensitive to interest rate changes than are the prices of shorter-term bonds.

• Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk should be low for the Fund because it invests primarily in long-term bonds.

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund is expected to be low.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

• The Fund's ETF Shares are listed for trading on Nasdaq and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

• Although the Fund's ETF Shares are listed for trading on Nasdaq, it is possible that an active trading market may not be maintained.

• Trading of the Fund's ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund's ETF Shares may also be halted if (1) the shares are delisted from Nasdaq without first being listed on another exchange or (2) Nasdaq officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of the Fund's target index and a comparative index, which have investment characteristics similar to those of the Fund. The Spliced Bloomberg Barclays U.S. Long Treasury Index reflects the performance of the Bloomberg Barclays U.S. Long Government Float Adjusted Index through December 11, 2017, and the Bloomberg Barclays U.S. Long Treasury Bond Index thereafter. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Long-Term Treasury Index Fund ETF Shares
[1]	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2019, was 19.57%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.35% (quarter ended September 30, 2011), and the lowest return for a quarter was –11.89% (quarter ended December 31, 2016).
Average Annual Total Returns for Periods Ended December 31, 2018
Average Annual Total Returns - ETF - Vanguard Long-Term Treasury Index Fund		1 Year	5 Years	Since Inception	Inception Date
ETF Shares | Based on NAV		(1.64%)	5.96%	5.55%	Nov. 19, 2009
ETF Shares | Based on NAV Return After Taxes on Distributions		(2.74%)	4.74%	4.31%	Nov. 19, 2009
ETF Shares | Based on NAV Return After Taxes on Distributions and Sale of Fund Shares		(0.99%)	4.08%	3.82%	Nov. 19, 2009
ETF Shares | Based on Market Price		(1.61%)	5.94%	5.56%	Nov. 19, 2009
Bloomberg Barclays U.S. Long Treasury Bond Index	[1]	(1.84%)	5.93%	5.62%	Nov. 19, 2009
Spliced Bloomberg Barclays U.S. Long Treasury Index	[1]	(1.84%)	5.90%	5.61%	Nov. 19, 2009
[1]	Comparative Indexes (reflect no deduction for fees, expenses, or taxes)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.